INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

The components of intangibles assets consisted of the following:

	September 30, 2017	December 31, 2016	Amortization Period
	(Unaudited)
Customer relationships	6,115,000	$6,115,000	5 to 14 years
Trade names	970,000	970,000	15 to 20 years
Technical know-how	660,000	660,000	10 years
Non-compete	150,000	150,000	5 years
Professional certifications	15,000	15,000	.25 to 2 years
Total intangible assets	7,910,000	7,910,000
Less: accumulated amortization	(6,786,000)	(6,156,000)
Intangible assets, net	$1,124,000	$1,754,000

Amortization expense for the three months ended September 30, 2017 and 2016 was approximately $49,000 and $320,000, respectively. Amortization expense for the nine months ended September 30, 2017 and 2016 was approximately $630,000 and $960,000, respectively.